INTANGIBLE ASSETS (Schedule of annual amortization expenses) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Year ending December 31
2026	$ 9,308
2027	9,308
2028	9,308
2029	9,308
2030	6,285
2031 and thereafter	2,302
Total	$ 45,819